Schedule of options outstanding granted (Details) - $ / shares	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options, Balance	28,284	28,284
Weighted Average Exercise Price, Balance	$ 74.40	$ 74.40
Number of Options, Granted	73,570
Weighted Average Exercise Price, Granted	$ 1.30
Number of Options, Balance	101,854	28,284
Weighted Average Exercise Price, Balance	$ 28.08	$ 74.40
Number of Options, Exercisable	101,854	28,284
Weighted Average Exercise Price, Exercisable	$ 28.08	$ 74.40